RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
General Administrative Expenses [Line Items]
General and administrative expenses	$ 11,284	$ 14,088
Series One [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	0	0
Series Two [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	0	0
Series Three [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	11,284	14,088
Series Four [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	0	0
Series Five [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	0	0
Series Six [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	$ 0	$ 0